Investments accounted for using the equity method - Summarised balance sheet (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Cash and cash equivalents	¥ 154,490		¥ 101,886	¥ 105,345
Total current assets	264,694		282,967
Lease liabilities	(36,266)	¥ (24,329)
Total current liabilities	(265,302)		(171,292)
Total noncurrent assets	782,441		393,572
Associates
Current
Cash and cash equivalents	1,281		3,306
Other current assets (excluding cash and cash equivalents)	3,860		31,501
Total current assets	5,141		34,807
Financial liabilities (excluding trade payables)	(6,439)		(4,379)
Lease liabilities	(1,023)
Other current liabilities (including trade payables)	(483)		(6,454)
Total current liabilities	(7,945)		(10,833)
Total noncurrent assets	15,327		7,867
Net assets	¥ 11,466		¥ 31,841